Lease Transactions (Maturities of Lease Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Undiscounted total lease payments: Finance leases, maturities in
2023	¥ 6,250
2024	4,583
2024	2,395
2026	1,532
2027	839
2028 and thereafter	916
Total undiscounted cash flows	16,515
Difference between undiscounted and discounted cash flows	(411)
Lease liabilities of finance leases	16,104	¥ 20,137
Undiscounted total lease payments: Operating leases, maturities in
2023	89,016
2024	70,274
2025	51,582
2026	40,012
2027	28,138
2028 and thereafter	124,388
Total undiscounted cash flows	403,410
Difference between undiscounted and discounted cash flows	(19,227)
Amount on balance sheet	¥ 384,183	¥ 476,104